Loans and Allowance for Loan Losses - Summary of Carrying Balances of TDRs (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Trouble Debt Restructured Loans [Line Items]
Total TDRS	$ 4,104	$ 8,040
Performing Financing Receivable [Member]
Trouble Debt Restructured Loans [Line Items]
Total TDRS	983	5,448
Nonperforming [Member]
Trouble Debt Restructured Loans [Line Items]
Total TDRS	$ 3,121	$ 2,592